Subsequent Events (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Feb. 25, 2025	Feb. 10, 2025	Aug. 30, 2024	Feb. 16, 2024	Aug. 18, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 06, 2024
Subsequent Event [Line Items]
Redeem shares issued, amount			$ 54,800,000
Principal amount								$ 1,750,000	$ 10,000,000
Repay the promissory note amount							$ 95,742	221,258	2,212,067
New issuance shares								$ 22,350,207
Maximum [Member]
Subsequent Event [Line Items]
New issuance shares		$ 10,000,000
Promissory Note [Member]
Subsequent Event [Line Items]
Repay the promissory note amount	$ 5,700,000
Contractual default interest	97,000
InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Redeem shares issued, amount									$ (7,715,207)	$ (5,934,098)
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
New issuance shares		$ 10,000,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Repay the promissory note amount	5,700,000
Contractual default interest	$ 97,000
Subsequent Event [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Principal amount											$ 500,000
Common Class A [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Redeem shares issued					2,176,003
Redeem per shares price					$ 10.94				$ 12.00
Redeem shares issued, amount					$ 23,800,000
Redeem shares issued, trust amount					$ 81,100,000
Common Class A [Member] | Subsequent Event [Member] | InFint Acquisition Corporation [Member]
Subsequent Event [Line Items]
Redeem shares issued				2,661,404
Redeem per shares price				$ 11.36
Redeem shares issued, amount				$ 30,260,000
Redeem shares issued, trust amount				$ 53,970,000